Description of Business and Significant Accounting Policies - Out of Period Adjustments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Misapplication of Accounting Guidance Related to Recognition of Income Tax Expense [Member]	Dec. 31, 2011 Inter-company Transactions Included in Cumulative Translation Adjustment [Member]	Dec. 31, 2011 Brazil Tax Accounts Determined to be Unrecoverable [Member]
Income tax benefit	$ (42)	$ (51)	$ 11	$ 5
Charges in other income and expense related to foreign currency fluctuations					2
Increase in selling, general and administrative expenses to correct tax accounts in Brazil determined to be unrecoverable						$ 4